DEBT INSTRUMENTS IN ISSUE - Bank securities in issue (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 19,921,515	$ 20,287,233
Subordinated bonds [Member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,216,533	0
Subordinated bonds [Member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	6,925,854	0
Ordinary bonds [Member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	3,397,511	0
Ordinary bonds [Member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	8,381,617
2020
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	259,503
2020 | Subordinated bonds [Member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
2020 | Subordinated bonds [Member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
2020 | Ordinary bonds [Member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
2020 | Ordinary bonds [Member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	259,503
Between 1 and 3 years
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	879,255
Between 1 and 3 years | Subordinated bonds [Member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 1 and 3 years | Subordinated bonds [Member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 1 and 3 years | Ordinary bonds [Member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 1 and 3 years | Ordinary bonds [Member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	879,255
Between 3 and 5 years
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	416,122
Between 3 and 5 years | Subordinated bonds [Member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 3 and 5 years | Subordinated bonds [Member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	0	0
Between 3 and 5 years | Ordinary bonds [Member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	155,102	0
Between 3 and 5 years | Ordinary bonds [Member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	261,020
Greater than 5 years
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	18,366,635
Greater than 5 years | Subordinated bonds [Member] | Local Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	1,216,533	0
Greater than 5 years | Subordinated bonds [Member] | Foreign Currency One [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	6,925,854	0
Greater than 5 years | Ordinary bonds [Member] | Local Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	3,242,409	$ 0
Greater than 5 years | Ordinary bonds [Member] | Foreign Currency Two [Member]
Disclosure of debt securities in issue [Line Items]
Debt instruments issued	$ 6,981,839